UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-09395

                                                 Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

            622 Third Avenue, 32nd Floor, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                          Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 443-1021

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

THIRD AVENUE VARIABLE SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2020

FFI STRATEGIES PORTFOLIO (FORMERLY, THIRD AVENUE VALUE PORTFOLIO)

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

FFI Strategies Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

TABLE OF CONTENTS

SEMI-ANNUAL REPORT

Portfolio of Investments	Page 2

Statement of Assets and Liabilities	Page 12

Statement of Operations	Page 13

Statements of Changes in Net Assets	Page 14

Financial Highlights	Page 15

Notes to Financial Statements	Page 16

Schedule of Shareholder Expenses	Page 26

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments

at June 30, 2020 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds - 0.48%
	Energy Equipment & Services - 0.48%
241,092	Tidewater, Inc., 8.000%, due 8/1/22	$207,584

	Total Corporate Bonds (Cost $244,161)	207,584

Shares

Common Stocks - 97.00%
	Aerospace & Defense - 0.80%
515	General Dynamics Corp.	76,972
86	Huntington Ingalls Industries, Inc.	15,006
442	Lockheed Martin Corp.	161,295
1,550	Raytheon Technologies Corp.	95,511

		348,784

	Air Freight & Logistics - 1.70%
271	CH Robinson Worldwide, Inc.	21,425
414	Deutsche Post AG (Germany)	15,202
3,760	FedEx Corp.	527,227
1,559	United Parcel Service, Inc., Class B	173,330

		737,184

	Airlines - 1.63%
49,247	Hawaiian Holdings, Inc.	691,428
1,621	Qantas Airways, Ltd. (Australia)	4,296
3,400	Singapore Airlines, Ltd. (Singapore)	9,177

		704,901

	Auto Components - 0.31%
200	Aisin Seiki Co., Ltd. (Japan)	5,862
900	Bridgestone Corp. (Japan)	29,048
143	Cie Generale des Etablissements Michelin (France)	14,905
45	Continental AG (Germany) (a)	4,424
700	Denso Corp. (Japan)	27,452
400	JTEKT Corp. (Japan)	3,123
200	Koito Manufacturing Co., Ltd. (Japan)	8,092
300	NGK Spark Plug Co., Ltd. (Japan)	4,312
1,200	Sumitomo Electric Industries, Ltd. (Japan)	13,843
200	Sumitomo Rubber Industries, Ltd. (Japan)	1,981
100	Toyoda Gosei Co., Ltd. (Japan)	2,089
200	Toyota Industries Corp. (Japan)	10,631
177	Valeo S.A. (France)	4,669
200	Yokohama Rubber Co., Ltd. (The) (Japan)	2,828

		133,259

	Automobiles - 4.41%
16,262	Bayerische Motoren Werke AG (Germany)	1,038,172
16,442	Daimler AG (Germany)	668,921
2,300	Honda Motor Co., Ltd. (Japan)	58,865
800	Isuzu Motors, Ltd. (Japan)	7,270
800	Mazda Motor Corp. (Japan)	4,834
900	Subaru Corp. (Japan)	18,846
1,700	Toyota Motor Corp. (Japan)	106,903
13	Volkswagen AG (Germany)	2,099
400	Yamaha Motor Co., Ltd. (Japan)	6,300

		1,912,210

Shares	Security†	Value (Note 1)

	Banks - 7.13%
100	Aozora Bank, Ltd. (Japan)	$1,744
253	Associated Banc-Corp.	3,461
493	Bank Hapoalim BM (Israel)	2,947
950	Bank Leumi Le-Israel BM (Israel)	4,777
7,054	Bank of America Corp.	167,532
61	Bank of Hawaii Corp.	3,746
528,372	Bank of Ireland Group PLC (Ireland) (a)	1,088,717
199	Bank OZK	4,671
548	Bankinter S.A. (Spain)	2,627
251	BankUnited, Inc.	5,083
29	Banque Cantonale Vaudoise (Switzerland)	2,824
7,000	BOC Hong Kong Holdings, Ltd. (Hong Kong)	22,413
49	BOK Financial Corp.	2,766
1,575	CaixaBank S.A. (Spain)	3,369
400	Chiba Bank, Ltd. (The) (Japan)	1,891
126	CIT Group, Inc.	2,612
3,227	Citigroup, Inc.	164,900
691	Citizens Financial Group, Inc.	17,441
15,183	Comerica, Inc.	578,472
1,549	Commonwealth Bank of Australia (Australia)	74,808
600	Concordia Financial Group, Ltd. (Japan)	1,929
87	Cullen/Frost Bankers, Inc.	6,500
1,600	DBS Group Holdings, Ltd. (Singapore)	24,075
200	East West Bancorp, Inc.	7,248
1,072	Fifth Third Bancorp	20,668
204	First Hawaiian, Inc.	3,517
446	First Horizon National Corp.	4,442
485	FNB Corp.	3,638
100	Fukuoka Financial Group, Inc. (Japan)	1,581
1,600	Hang Seng Bank, Ltd. (Hong Kong)	26,948
1,463	Huntington Bancshares, Inc.	13,218
626	Israel Discount Bank, Ltd., Class A (Israel)	1,909
1,757	JPMorgan Chase & Co.	165,263
1,568	KeyCorp	19,098
313	M&T Bank Corp.	32,543
600	Mebuki Financial Group, Inc. (Japan)	1,398
466	Mediobanca Banca di Credito Finanziario SpA (Italy)	3,365
7,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	27,549
60	Mizrahi Tefahot Bank, Ltd. (Israel)	1,127
13,500	Mizuho Financial Group, Inc. (Japan)	16,606
2,712	National Australia Bank, Ltd. (Australia)	34,367
3,000	Oversea-Chinese Banking Corp, Ltd. (Singapore)	19,553
153	PacWest Bancorp	3,016
711	People’s United Financial, Inc.	8,226
680	PNC Financial Services Group, Inc. (The)	71,543
432	Popular, Inc. (Puerto Rico)	16,057
137	Prosperity Bancshares, Inc.	8,135
1,532	Regions Financial Corp.	17,036
1,200	Resona Holdings, Inc. (Japan)	4,106
400	Shizuoka Bank, Ltd. (The) (Japan)	2,573
700	Sumitomo Mitsui Financial Group, Inc. (Japan)	19,755
200	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,636
300	Synovus Financial Corp.	6,159
208	TCF Financial Corp.	6,119
2,109	Truist Financial Corp.	79,193

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Banks (continued)
309	Umpqua Holdings Corp.	$3,288
2,231	US Bancorp	82,145
124	Webster Financial Corp.	3,548
5,608	Wells Fargo & Co.	143,565
137	Western Alliance Bancorp	5,188
88	Wintrust Financial Corp.	3,839
257	Zions Bancorporation, N.A.	8,738

		3,091,208

	Beverages - 1.19%
514	Anheuser-Busch InBev SA (Belgium)	25,338
500	Asahi Group Holdings, Ltd. (Japan)	17,561
184	Carlsberg A/S, Class B (Denmark)	24,400
1,176	Coca-Cola Amatil, Ltd. (Australia)	7,084
3,939	Coca-Cola Co. (The)	175,994
365	Coca-Cola European Partners PLC (United Kingdom)	13,782
517	Keurig Dr Pepper, Inc.	14,683
1,200	Kirin Holdings Co., Ltd. (Japan)	25,296
1,459	PepsiCo, Inc.	192,967
120	Pernod Ricard S.A. (France)	18,896

		516,001

	Biotechnology - 1.32%
2,025	AbbVie, Inc.	198,814
857	Amgen, Inc.	202,132
2,234	Gilead Sciences, Inc.	171,884

		572,830

	Building Products - 0.31%
300	AGC, Inc. (Japan)	8,601
477	Assa Abloy AB (Sweden)	9,763
1,586	Johnson Controls International PLC (Ireland)	54,146
400	LIXIL Group Corp. (Japan)	5,618
300	TOTO, Ltd. (Japan)	11,534
492	Trane Technologies PLC (Ireland)	43,778

		133,440

	Capital Markets - 4.12%
693	3i Group PLC (United Kingdom)	7,136
199	Ameriprise Financial, Inc.	29,858
1,297	Bank of New York Mellon Corp. (The)	50,129
223	BlackRock, Inc.	121,332
600	Daiwa Securities Group, Inc. (Japan)	2,521
120,099	Deutsche Bank AG (Germany) (a)	1,145,751
146	Eaton Vance Corp.	5,636
55	Evercore, Inc., Class A	3,241
388	Franklin Resources, Inc.	8,136
507	Goldman Sachs Group, Inc. (The)	100,193
2,299	Invesco, Ltd. (Bermuda)	24,737
222	Janus Henderson Group PLC (United Kingdom)	4,697
200	Japan Exchange Group, Inc. (Japan)	4,632
137	Julius Baer Group, Ltd. (Switzerland)	5,754
172	Lazard, Ltd., Class A (Bermuda)	4,924
193	Macquarie Group, Ltd. (Australia)	16,017
1,774	Morgan Stanley	85,684
1,400	Nomura Holdings, Inc. (Japan)	6,291
309	Northern Trust Corp.	24,516

Shares	Security†	Value (Note 1)

	Capital Markets (continued)
12	Partners Group Holding AG (Switzerland)	$10,928
100	SBI Holdings, Inc. (Japan)	2,170
91	Schroders PLC (United Kingdom)	3,321
374	St. James’s Place PLC (United Kingdom)	4,398
1,612	Standard Life Aberdeen PLC (United Kingdom)	5,342
578	State Street Corp.	36,732
350	T Rowe Price Group, Inc.	43,225
2,353	UBS Group AG (Switzerland)	27,175

		1,784,476

	Chemicals - 1.51%
267	Air Liquide S.A. (France)	38,605
455	Air Products & Chemicals, Inc.	109,864
300	Air Water, Inc. (Japan)	4,239
293	Akzo Nobel, N.V. (Netherlands)	26,323
38	Arkema S.A. (France)	3,653
2,000	Asahi Kasei Corp. (Japan)	16,372
364	BASF SE (Germany)	20,446
115	Cabot Corp.	4,261
281	Celanese Corp.	24,262
455	CF Industries Holdings, Inc.	12,804
301	Chemours Co. (The)	4,620
142	Chr Hansen Holding A/S (Denmark)	14,647
74	Covestro AG (Germany) (a)	2,819
400	Daicel Corp. (Japan)	3,100
1,362	Dow, Inc.	55,515
1,157	DuPont de Nemours, Inc.	61,471
285	Eastman Chemical Co.	19,847
16	EMS-Chemie Holding AG (Switzerland)	12,430
85	Evonik Industries AG (Germany)	2,165
440	Huntsman Corp.	7,907
225	International Flavors & Fragrances, Inc.	27,553
2,602	Israel Chemicals, Ltd. (Israel)	7,751
385	Johnson Matthey PLC (United Kingdom)	10,027
300	JSR Corp. (Japan)	5,820
239	Koninklijke DSM, N.V. (Netherlands)	33,177
500	Kuraray Co., Ltd. (Japan)	5,232
566	LyondellBasell Industries, N.V., Class A (Netherlands)	37,198
1,900	Mitsubishi Chemical Holdings Corp. (Japan)	11,080
200	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,042
200	Mitsui Chemicals, Inc. (Japan)	4,183
300	Nitto Denko Corp. (Japan)	17,007
320	Olin Corp.	3,677
126	Solvay S.A. (Belgium)	10,108
2,100	Sumitomo Chemical Co., Ltd. (Japan)	6,318
300	Teijin, Ltd. (Japan)	4,776
1,600	Toray Industries, Inc. (Japan)	7,552
300	Tosoh Corp. (Japan)	4,121
345	Valvoline, Inc.	6,669
105	WR Grace & Co.	5,335

		655,976

	Commercial Services & Supplies -0.22%
300	Dai Nippon Printing Co., Ltd. (Japan)	6,897
200	Park24 Co., Ltd. (Japan)	3,429
500	Toppan Printing Co., Ltd. (Japan)	8,359

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Commercial Services & Supplies (continued)
726	Waste Management, Inc.	$76,891

		95,576

	Communications Equipment - 0.52%
4,156	Cisco Systems, Inc.	193,836
703	Juniper Networks, Inc.	16,071
1,493	Telefonaktiebolaget LM Ericsson (Sweden)	13,839

		223,746

	Construction & Engineering - 2.00%
293	ACS Actividades de Construccion y Servicios S.A. (Spain)	7,530
40,829	Boskalis Westminster (Netherlands) (a)	806,238
608	Ferrovial S.A. (Spain)	16,252
800	Kajima Corp. (Japan)	9,566
1,000	Obayashi Corp. (Japan)	9,401
800	Shimizu Corp. (Japan)	6,590
300	Taisei Corp. (Japan)	10,934

		866,511

	Construction Materials - 4.50%
46,700	Buzzi Unicem SpA (Italy)	1,009,076
690	CRH PLC (Ireland)	23,750
12,418	Eagle Materials, Inc.	871,992
984	LafargeHolcim, Ltd. (Switzerland)	43,351
100	Taiheiyo Cement Corp. (Japan)	2,323

		1,950,492

	Consumer Finance - 0.24%
588	Ally Financial, Inc.	11,660
645	Capital One Financial Corp.	40,370
494	Discover Financial Services	24,744
403	Navient Corp.	2,833
89	OneMain Holdings, Inc.	2,184
155	Santander Consumer USA Holdings, Inc.	2,854
961	Synchrony Financial	21,296

		105,941

	Containers & Packaging - 0.19%
592	Graphic Packaging Holding Co.	8,282
882	International Paper Co.	31,055
175	Packaging Corp. of America	17,465
189	Sonoco Products Co.	9,883
479	Westrock Co.	13,537

		80,222

	Distributors - 0.06%
317	Genuine Parts Co.	27,566

	Diversified Consumer Services - 0.02%
549	H&R Block, Inc.	7,840

	Diversified Financial Services - 0.07%
621	Equitable Holdings, Inc.	11,979
55	Groupe Bruxelles Lambert S.A. (Belgium)	4,614
544	Jefferies Financial Group, Inc.	8,459
500	ORIX Corp. (Japan)	6,209

		31,261

Shares	Security†	Value (Note 1)

	Diversified Telecommunication Services - 1.28%
5,976	AT&T, Inc.	$180,654
2,817	CenturyLink, Inc.	28,254
685	Deutsche Telekom AG (Germany)	11,494
10,000	HKT Trust & HKT, Ltd. (Hong Kong)	14,675
2,802	Koninklijke KPN, N.V. (Netherlands)	7,453
1,000	Nippon Telegraph & Telephone Corp. (Japan)	23,299
836	Orange S.A. (France)	9,997
9,000	PCCW, Ltd. (Hong Kong)	5,146
135	Proximus SADP (Belgium)	2,751
12,000	Singapore Telecommunications, Ltd. (Singapore)	21,347
33	Swisscom AG (Switzerland)	17,305
5,279	Telecom Italia SpA (Italy)	2,054
3,205	Telefonica S.A. (Spain)	15,329
446	Telenor ASA (Norway)	6,512
3,498	Telia Co. AB (Sweden)	13,087
4,720	Telstra Corp, Ltd. (Australia)	10,245
3,374	Verizon Communications, Inc.	186,009

		555,611

	Electric Utilities - 1.68%
221	Alliant Energy Corp.	10,573
462	American Electric Power Co., Inc.	36,794
2,126	AusNet Services (Australia)	2,456
49	Avangrid, Inc.	2,057
400	Chubu Electric Power Co., Inc. (Japan)	5,017
200	Chugoku Electric Power Co., Inc. (The) (Japan)	2,666
1,500	CK Infrastructure Holdings, Ltd. (Bermuda)	7,754
3,000	CLP Holdings, Ltd. (Hong Kong)	29,464
740	Duke Energy Corp.	59,119
377	Edison International	20,475
5,004	EDP - Energias de Portugal S.A. (Portugal)	23,885
217	Endesa S.A. (Spain)	5,383
7,730	Enel SpA (Italy)	66,852
168	Entergy Corp.	15,760
213	Evergy, Inc.	12,629
282	Eversource Energy	23,482
873	Exelon Corp.	31,681
466	FirstEnergy Corp.	18,072
308	Fortum Oyj (Finland)	5,876
93	Hawaiian Electric Industries, Inc.	3,354
5,000	HK Electric Investments & HK Electric Investments, Ltd. (Hong Kong)	5,193
3,921	Iberdrola S.A. (Spain)	45,776
44	IDACORP, Inc.	3,844
600	Kansai Electric Power Co., Inc. (The) (Japan)	5,814
300	Kyushu Electric Power Co., Inc. (Japan)	2,514
398	NextEra Energy, Inc.	95,588
245	NRG Energy, Inc.	7,977
215	OGE Energy Corp.	6,527
115	Pinnacle West Capital Corp.	8,428
3,500	Power Assets Holdings, Ltd. (Hong Kong)	19,124
783	PPL Corp.	20,233
319	Red Electrica Corp. S.A. (Spain)	5,968
1,048	Southern Co. (The)	54,339
1,481	SSE PLC (United Kingdom)	25,078
1,345	Terna Rete Elettrica Nazionale SpA (Italy)	9,277
400	Tohoku Electric Power Co., Inc. (Japan)	3,800

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Electric Utilities (continued)
435	Xcel Energy, Inc.	$27,188

		730,017

	Electrical Equipment - 0.87%
4,610	ABB, Ltd. (Switzerland)	104,568
876	Eaton Corp. PLC (Ireland)	76,633
1,211	Emerson Electric Co.	75,118
300	Fuji Electric Co., Ltd. (Japan)	8,257
115	Hubbell, Inc.	14,416
158	Legrand S.A. (France)	12,005
2,800	Mitsubishi Electric Corp. (Japan)	36,572
267	nVent Electric PLC (Ireland)	5,001
383	Schneider Electric SE (France)	42,604

		375,174

	Electronic Equipment, Instruments & Components - 0.55%
215	Avnet, Inc.	5,995
1,538	Corning, Inc.	39,834
100	Hirose Electric Co., Ltd. (Japan)	10,981
1,400	Hitachi, Ltd. (Japan)	44,499
500	Kyocera Corp. (Japan)	27,292
800	Murata Manufacturing Co., Ltd. (Japan)	47,159
256	National Instruments Corp.	9,910
300	Omron Corp. (Japan)	20,094
200	TDK Corp. (Japan)	19,910
500	Venture Corp, Ltd. (Singapore)	5,843
400	Yokogawa Electric Corp. (Japan)	6,268

		237,785

	Energy Equipment & Services - 3.33%
1,567	Baker Hughes Co.	24,116
10,867	Drilling Co. of 1972 A/S (The) (Denmark) (a)	230,417
206	Helmerich & Payne, Inc.	4,019
226,053	PGS ASA (Norway) (a)	92,816
2,582	Schlumberger, Ltd.	47,483
80,951	Subsea 7, S.A. (United Kingdom) (a)	516,217
599	Tenaris S.A. (Luxembourg)	3,893
93,931	Tidewater, Inc. (a)	525,074

		1,444,035

	Entertainment - 0.02%
283	Vivendi S.A. (France)	7,313

	Equity Real Estate Investment Trusts (REITs) - 4.09%
75	Alexandria Real Estate Equities, Inc., REIT	12,169
96	American Campus Communities, Inc., REIT	3,356
124	Americold Realty Trust, REIT	4,501
111	Apartment Investment & Management Co., Class A, REIT	4,178
105	AvalonBay Communities, Inc., REIT	16,237
96	Boston Properties, Inc., REIT	8,677
65	Camden Property Trust, REIT	5,929
4,500	CapitaLand Commercial Trust, REIT (Singapore)	5,507
4,300	CapitaLand Mall Trust, REIT (Singapore)	6,101
30	CoreSite Realty Corp., REIT	3,632
83	Corporate Office Properties Trust, REIT	2,103
96	Cousins Properties, Inc., REIT	2,864

Shares	Security†	Value (Note 1)

	Equity Real Estate Investment Trusts (REITs) (continued)
17	Covivio, REIT (France)	$1,233
277	Crown Castle International Corp., REIT	46,356
145	CubeSmart, REIT	3,914
70	CyrusOne, Inc., REIT	5,093
3	Daiwa House REIT Investment Corp., REIT (Japan)	7,058
515	Dexus, REIT (Australia)	3,305
172	Digital Realty Trust, Inc., REIT	24,443
128	Douglas Emmett, Inc., REIT	3,925
211	Duke Realty Corp., REIT	7,467
126	Equity LifeStyle Properties, Inc., REIT	7,873
236	Equity Residential, REIT	13,882
50	Essex Property Trust, Inc., REIT	11,459
85	Extra Space Storage, Inc., REIT	7,851
56	Federal Realty Investment Trust, REIT	4,772
134	Gaming and Leisure Properties, Inc., REIT	4,622
17	Gecina S.A., REIT (France)	2,100
1,700	GPT Group (The), REIT (Australia)	4,939
144	Healthcare Trust of America, Inc., Class A, REIT	3,819
324	Healthpeak Properties, Inc., REIT	8,929
71	Highwoods Properties, Inc., REIT	2,650
97	Hudson Pacific Properties, Inc., REIT	2,441
347	Invitation Homes, Inc., REIT	9,553
205	Iron Mountain, Inc., REIT	5,351
3	Japan Retail Fund Investment Corp., REIT (Japan)	3,752
82	JBG SMITH Properties, REIT	2,425
66	Kilroy Realty Corp., REIT	3,874
98	Klepierre S.A., REIT (France)	1,959
61	Lamar Advertising Co., Class A, REIT	4,072
30	Life Storage, Inc., REIT	2,849
2,400	Link REIT, REIT (Hong Kong)	19,704
18,623	Macerich Co. (The), REIT	167,048
324	Medical Properties Trust, Inc., REIT	6,091
70	Mid-America Apartment Communities, Inc., REIT	8,027
3,253	Mirvac Group, REIT (Australia)	4,914
132	National Retail Properties, Inc., REIT	4,683
3	Nippon Prologis REIT, Inc., REIT (Japan)	9,116
3	Nomura Real Estate Master Fund, Inc., REIT (Japan)	3,593
173	Omega Healthcare Investors, Inc., REIT	5,143
3	Orix JREIT, Inc., REIT (Japan)	3,954
425	Prologis, Inc., REIT	39,665
109	Public Storage, REIT	20,916
97	Rayonier, Inc., REIT	2,405
230	Realty Income Corp., REIT	13,685
125	Regency Centers Corp., REIT	5,736
4,516	Scentre Group, REIT (Australia)	6,856
227	Simon Property Group, Inc., REIT	15,522
51	SL Green Realty Corp., REIT	2,514
65	Spirit Realty Capital, Inc., REIT	2,266
2,008	Stockland, REIT (Australia)	4,656
154	STORE Capital Corp., REIT	3,667
50	Sun Communities, Inc., REIT	6,784
3,400	Suntec Real Estate Investment Trust, REIT (Singapore)	3,473

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
211	UDR, Inc., REIT	$7,887
3	United Urban Investment Corp., REIT (Japan)	3,231
260	Ventas, Inc., REIT	9,521
675	VEREIT, Inc., REIT	4,340
309	VICI Properties, Inc., REIT	6,239
3,147	Vicinity Centres, REIT (Australia)	3,154
13,949	Vornado Realty Trust, REIT	532,991
251	Welltower, Inc., REIT	12,989
23,937	Weyerhaeuser Co., REIT	537,625
127	WP Carey, Inc., REIT	8,592

		1,774,207

	Food & Staples Retailing - 0.76%
437	Carrefour S.A. (France)	6,777
40	Colruyt S.A. (Belgium)	2,198
1,000	Dairy Farm International Holdings, Ltd. (Bermuda)	4,673
221	ICA Gruppen AB (Sweden)	10,505
1,798	Koninklijke Ahold Delhaize, N.V. (Netherlands)	49,002
1,696	Kroger Co. (The)	57,410
100	Lawson, Inc. (Japan)	5,030
1,100	Seven & i Holdings Co., Ltd. (Japan)	35,985
901	Sysco Corp.	49,249
2,214	Walgreens Boots Alliance, Inc.	93,851
7,033	Wm Morrison Supermarkets PLC (United Kingdom)	16,568

		331,248

	Food Products - 1.76%
1,159	Archer-Daniels-Midland Co.	46,244
4,594	Bunge, Ltd. (Bermuda)	188,951
306	Campbell Soup Co.	15,187
890	Conagra Brands, Inc.	31,301
451	Danone S.A. (France)	31,305
383	Flowers Foods, Inc.	8,564
1,215	General Mills, Inc.	74,905
296	Hershey Co. (The)	38,367
130	Ingredion, Inc.	10,790
344	JM Smucker Co. (The)	36,399
848	Kellogg Co.	56,019
1,138	Kraft Heinz Co. (The)	36,291
2,881	Mondelez International, Inc., Class A	147,306
100	NH Foods, Ltd. (Japan)	4,024
637	Tyson Foods, Inc., Class A	38,035

		763,688

	Gas Utilities - 0.16%
1,362	APA Group (Australia)	10,531
118	Atmos Energy Corp.	11,751
324	Enagas S.A. (Spain)	7,926
81	National Fuel Gas Co.	3,396
217	Naturgy Energy Group S.A. (Spain)	4,051
200	Osaka Gas Co., Ltd. (Japan)	3,954
2,673	Snam SpA (Italy)	13,031
300	Tokyo Gas Co., Ltd. (Japan)	7,183
210	UGI Corp.	6,678

		68,501

Shares	Security†	Value (Note 1)

	Health Care Equipment & Supplies - 0.41%
1,934	Medtronic PLC (Ireland)	$177,348

	Health Care Providers & Services - 0.47%
300	Alfresa Holdings Corp. (Japan)	6,288
589	Cardinal Health, Inc.	30,740
2,535	CVS Health Corp.	164,699

		201,727

	Hotels, Restaurants & Leisure - 1.01%
773	Crown Resorts, Ltd. (Australia)	5,207
215	International Game Technology PLC (United Kingdom)	1,913
981	McDonald’s Corp.	180,965
59	Sodexo S.A. (France)	4,001
2,452	Starbucks Corp.	180,443
4,678	Tabcorp Holdings, Ltd. (Australia)	11,034
171	Wyndham Destinations, Inc.	4,819
577	Yum! Brands, Inc.	50,147

		438,529

	Household Durables - 3.47%
400	Casio Computer Co., Ltd. (Japan)	6,978
213	Garmin, Ltd. (Switzerland)	20,767
200	Iida Group Holdings Co., Ltd. (Japan)	3,074
288	Leggett & Platt, Inc.	10,123
12,296	Lennar Corp., Class B	566,723
7,939	Mohawk Industries, Inc. (a)	807,873
680	Newell Brands, Inc.	10,798
600	Nikon Corp. (Japan)	5,039
3,400	Panasonic Corp. (Japan)	29,815
600	Sekisui Chemical Co., Ltd. (Japan)	8,597
1,000	Sekisui House, Ltd. (Japan)	19,092
113	Whirlpool Corp.	14,637

		1,503,516

	Household Products - 1.11%
219	Clorox Co. (The)	48,042
1,683	Colgate-Palmolive Co.	123,297
123	Energizer Holdings, Inc.	5,841
733	Kimberly-Clark Corp.	103,609
1,630	Procter & Gamble Co. (The)	194,899
93	Spectrum Brands Holdings, Inc.	4,269

		479,957

	Independent Power and Renewable Electricity Producers - 0.04%
610	AES Corp.	8,839
100	Electric Power Development Co., Ltd. (Japan)	1,896
41	Uniper SE (Germany)	1,323
387	Vistra Energy Corp.	7,206

		19,264

	Industrial Conglomerates - 4.09%
1,166	3M Co.	181,884
172,499	CK Hutchison Holdings, Ltd. (Hong Kong)	1,117,032
1,223	Honeywell International, Inc.	176,834
300	Jardine Matheson Holdings, Ltd. (Bermuda)	12,543
4,000	NWS Holdings, Ltd. (Bermuda)	3,480
172,298	Quinenco S.A. (Chile)	246,470

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Conglomerates (continued)
294	Siemens AG (Germany)	$34,673

		1,772,916

	Insurance - 3.64%
207	Admiral Group PLC (United Kingdom)	5,870
1,772	Aflac, Inc.	63,845
63	Allianz SE (Germany)	12,874
515	Allstate Corp. (The)	49,950
103	American Financial Group, Inc.	6,536
1,171	American International Group, Inc.	36,512
797	Assicurazioni Generali SpA (Italy)	12,107
85	Assurant, Inc.	8,780
139	Assured Guaranty, Ltd. (Bermuda)	3,393
184	Axis Capital Holdings, Ltd. (Bermuda)	7,463
44	Baloise Holding AG (Switzerland)	6,629
673	Chubb, Ltd. (Switzerland)	85,215
229	Cincinnati Financial Corp.	14,663
600	Dai-ichi Life Holdings, Inc. (Japan)	7,182
27	Erie Indemnity Co., Class A	5,181
62	Everest Re Group, Ltd. (Bermuda)	12,784
448	Fidelity National Financial, Inc.	13,736
152	First American Financial Corp.	7,299
12	Hannover Rueck SE (Germany)	2,074
60	Hanover Insurance Group, Inc. (The)	6,080
512	Hartford Financial Services Group, Inc. (The)	19,738
1,984	Insurance Australia Group, Ltd. (Australia)	7,962
200	Japan Post Insurance Co., Ltd. (Japan)	2,635
6,303	Legal & General Group PLC (United Kingdom)	17,183
308	Lincoln National Corp.	11,331
1,030	Mapfre S.A. (Spain)	1,839
2,387	Medibank Pvt, Ltd. (Australia)	4,949
52	Mercury General Corp.	2,119
1,106	MetLife, Inc.	40,391
200	MS&AD Insurance Group Holdings, Inc. (Japan)	5,508
20	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,208
184	NN Group, N.V. (Netherlands)	6,184
48,864	Old Republic International Corp.	796,972
335	Poste Italiane SpA (Italy)	2,926
426	Principal Financial Group, Inc.	17,696
640	Prudential Financial, Inc.	38,976
2,810	Prudential PLC (United Kingdom)	42,341
1,278	QBE Insurance Group, Ltd. (Australia)	7,887
87	Reinsurance Group of America, Inc.	6,824
233	Sampo Oyj, A Shares (Finland)	8,031
200	Sompo Holdings, Inc. (Japan)	6,885
1,077	Suncorp Group, Ltd. (Australia)	6,921
31	Swiss Life Holding AG (Switzerland)	11,533
266	Swiss Re AG (Switzerland)	20,624
400	T&D Holdings, Inc. (Japan)	3,436
400	Tokio Marine Holdings, Inc. (Japan)	17,509
417	Travelers Cos., Inc. (The)	47,559
64	Tryg A/S (Denmark)	1,859
135	Zurich Insurance Group AG (Switzerland)	47,835

		1,579,034

Shares	Security†	Value (Note 1)

	IT Services - 1.24%
524	Amadeus IT Group S.A. (Spain)	$27,511
276	Amdocs, Ltd. (Guernsey)	16,803
74	Atos SE (France) (a)	6,344
940	Automatic Data Processing, Inc.	139,957
105	Capgemini SE (France)	12,117
1,066	Computershare, Ltd. (Australia)	9,871
156	Edenred (France)	6,842
300	Fujitsu, Ltd. (Japan)	35,125
1,454	International Business Machines Corp.	175,600
400	NEC Corp. (Japan)	19,218
500	Nomura Research Institute, Ltd. (Japan)	13,656
200	Otsuka Corp. (Japan)	10,563
568	Paychex, Inc.	43,026
923	Western Union Co. (The)	19,955

		536,588

	Leisure Products - 0.07%
238	Hasbro, Inc.	17,838
116	Polaris, Inc.	10,736
200	Sega Sammy Holdings, Inc. (Japan)	2,397

		30,971

	Machinery - 1.26%
600	Amada Holdings Co., Ltd. (Japan)	4,913
192	Atlas Copco AB (Sweden)	7,134
327	Atlas Copco AB, A Shares (Sweden)	13,925
1,115	Caterpillar, Inc.	141,047
97	Crane Co.	5,768
339	Cummins, Inc.	58,735
191	Epiroc AB (Sweden)	2,346
324	Epiroc AB, Class A (Sweden)	4,060
219	Flowserve Corp.	6,246
400	Hino Motors, Ltd. (Japan)	2,714
200	Hitachi Construction Machinery Co., Ltd. (Japan)	5,556
712	Illinois Tool Works, Inc.	124,493
1,400	Komatsu, Ltd. (Japan)	28,673
326	Kone Oyj, Class B (Finland)	22,484
1,600	Kubota Corp. (Japan)	23,934
130	Lincoln Electric Holdings, Inc.	10,951
500	Mitsubishi Heavy Industries, Ltd. (Japan)	11,805
200	Nabtesco Corp. (Japan)	6,189
400	NGK Insulators, Ltd. (Japan)	5,542
600	NSK, Ltd. (Japan)	4,478
908	SKF AB, B Shares (Sweden)	16,974
121	Snap-on, Inc.	16,760
200	Sumitomo Heavy Industries, Ltd. (Japan)	4,374
122	Timken Co. (The)	5,550
207	Trinity Industries, Inc.	4,407
586	Wartsila O.Y.J. Abp (Finland)	4,861

		543,919

	Marine - 0.06%
6	AP Moller - Maersk A/S, Class A (Denmark)	6,561
12	AP Moller - Maersk A/S, Class B (Denmark)	14,064
300	Nippon Yusen KK (Japan)	4,246

		24,871

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Media - 0.65%
4,649	Comcast Corp., Class A	$181,218
200	Dentsu Group, Inc. (Japan)	4,744
300	Hakuhodo DY Holdings, Inc. (Japan)	3,580
794	Interpublic Group of Cos., Inc. (The)	13,625
90	John Wiley & Sons, Inc., Class A	3,510
95	Nexstar Media Group, Inc., Class A	7,951
627	Omnicom Group, Inc.	34,234
1,136	Pearson PLC (United Kingdom)	8,087
150	Publicis Groupe S.A. (France)	4,873
365	SES S.A. (Luxembourg)	2,494
136	Sinclair Broadcast Group, Inc., Class A	2,511
659	ViacomCBS, Inc., Class B	15,368

		282,195

	Metals & Mining - 9.00%
2,373	Anglo American PLC (United Kingdom)	54,705
892	Antofagasta PLC (United Kingdom)	10,324
3,906	BHP Group PLC (United Kingdom)	79,929
3,874	BHP Group, Ltd. (Australia)	96,454
681	Boliden AB (Sweden)	15,620
923,502	Capstone Mining Corp. (Canada) (a)	564,604
2,626	Fortescue Metals Group, Ltd. (Australia)	25,529
300	Hitachi Metals, Ltd. (Japan)	3,596
293,396	Lundin Mining Corp. (Canada)	1,573,308
100	Maruichi Steel Tube, Ltd. (Japan)	2,493
200	Mitsubishi Materials Corp. (Japan)	4,223
685	Nucor Corp.	28,366
137	Reliance Steel & Aluminum Co.	13,005
2,087	Rio Tinto PLC (United Kingdom)	117,449
735	Rio Tinto, Ltd. (Australia)	50,328
9,712	South32, Ltd. (Australia)	13,749
460	Steel Dynamics, Inc.	12,001
300	Sumitomo Metal Mining Co., Ltd. (Japan)	8,451
79,720	Warrior Met Coal, Inc.	1,226,891

		3,901,025

	Multiline Retail - 0.30%
300	Marui Group Co., Ltd. (Japan)	5,427
300	Ryohin Keikaku Co., Ltd. (Japan)	4,267
1,003	Target Corp.	120,290

		129,984

	Multi-Utilities - 0.75%
759	AGL Energy, Ltd. (Australia)	8,979
201	Ameren Corp.	14,142
472	CenterPoint Energy, Inc.	8,812
261	CMS Energy Corp.	15,248
359	Consolidated Edison, Inc.	25,823
863	Dominion Energy, Inc.	70,058
185	DTE Energy Co.	19,888
445	E.ON SE (Germany)	5,023
208	MDU Resources Group, Inc.	4,614
4,693	National Grid PLC (United Kingdom)	57,256
365	NiSource, Inc.	8,300
471	Public Service Enterprise Group, Inc.	23,154
287	Sempra Energy	33,645
129	Suez (France)	1,516

Shares	Security†	Value (Note 1)

	Multi-Utilities (continued)
194	Veolia Environnement S.A. (France)	$4,381
287	WEC Energy Group, Inc.	25,156

		325,995

	Oil, Gas & Consumable Fuels - 3.45%
30,402	BP PLC (United Kingdom)	116,471
934	Cabot Oil & Gas Corp.	16,046
1,948	Chevron Corp.	173,820
197	Cimarex Energy Co.	5,416
2,258	ConocoPhillips	94,881
795	Devon Energy Corp.	9,015
308	Diamondback Energy, Inc.	12,881
4,900	Eneos Holdings, Inc. (Japan)	17,466
3,262	Eni SpA (Italy)	31,269
1,137	EOG Resources, Inc.	57,600
728	Equinor ASA (Norway)	10,487
420	Equitrans Midstream Corp.	3,490
3,693	Exxon Mobil Corp.	165,151
992	Galp Energia SGPS S.A. (Portugal)	11,507
315	HollyFrontier Corp.	9,198
300	Idemitsu Kosan Co., Ltd. (Japan)	6,403
1,600	Inpex Corp. (Japan)	9,991
3,875	Kinder Morgan, Inc.	58,784
88	Koninklijke Vopak, N.V. (Netherlands)	4,655
464	Lundin Petroleum AB (Sweden)	11,324
2,687	Marathon Petroleum Corp.	100,440
305	Murphy Oil Corp.	4,209
2,216	Oil Search, Ltd. (Papua New Guinea)	4,911
1,430	ONEOK, Inc.	47,505
2,050	Origin Energy, Ltd. (Australia)	8,342
1,473	Phillips 66	105,909
333	Pioneer Natural Resources Co.	32,534
1,681	Repsol S.A. (Spain)	14,853
5,316	Royal Dutch Shell PLC, A Shares (United Kingdom)	85,116
5,212	Royal Dutch Shell PLC, B Shares (United Kingdom)	79,015
1,214	Total S.A. (France)	46,810
1,196	Valero Energy Corp.	70,349
2,371	Williams Cos., Inc. (The)	45,096
1,611	Woodside Petroleum, Ltd. (Australia)	24,346

		1,495,290

	Paper & Forest Products - 3.72%
188,230	Interfor Corp. (Canada) (a)	1,586,145
1,300	Oji Holdings Corp. (Japan)	6,065
685	UPM-Kymmene Oyj (Finland)	19,841

		1,612,051

	Personal Products - 0.26%
117	Nu Skin Enterprises, Inc., Class A	4,473
100	Pola Orbis Holdings, Inc. (Japan)	1,746
1,978	Unilever, N.V. (Netherlands)	105,462

		111,681

	Pharmaceuticals - 4.06%
2,800	Astellas Pharma, Inc. (Japan)	46,759
358	Bayer AG (Germany)	26,536
3,179	Bristol-Myers Squibb Co.	186,925

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Pharmaceuticals (continued)
1,298	Eli Lilly and Co.	$213,106
6,642	GlaxoSmithKline PLC (United Kingdom)	134,166
123	H Lundbeck A/S (Denmark)	4,647
1,312	Johnson & Johnson	184,507
2,358	Merck & Co., Inc.	182,344
1,861	Novartis AG (Switzerland)	162,132
1,797	Novo Nordisk A/S (Denmark)	117,071
500	Otsuka Holdings Co., Ltd. (Japan)	21,791
5,353	Pfizer, Inc.	175,043
441	Roche Holding AG (Switzerland)	152,784
681	Sanofi (France)	69,451
2,300	Takeda Pharmaceutical Co., Ltd. (Japan)	82,634

		1,759,896

	Professional Services - 0.27%
383	Adecco Group AG (Switzerland)	18,053
189	ManpowerGroup, Inc.	12,994
237	Robert Half International, Inc.	12,521
16	SGS S.A. (Switzerland)	39,194
439	Wolters Kluwer, N.V. (Netherlands)	34,288

		117,050

	Real Estate Management & Development - 3.44%
100	Aeon Mall Co., Ltd. (Japan)	1,329
241	Aroundtown S.A. (Luxembourg) (a)	1,381
34	Azrieli Group, Ltd. (Israel)	1,550
133,820	CK Asset Holdings, Ltd. (Hong Kong)	802,491
40	Daito Trust Construction Co., Ltd. (Japan)	3,686
400	Daiwa House Industry Co., Ltd. (Japan)	9,446
127,490	Five Point Holdings, LLC, Class A (a)	586,454
2,000	Hang Lung Properties Ltd. (Hong Kong)	4,755
1,000	Henderson Land Development Co., Ltd. (Hong Kong)	3,814
1,500	Hongkong Land Holdings, Ltd. (Bermuda)	6,239
200	Hulic Co., Ltd. (Japan)	1,888
500	Kerry Properties, Ltd. (Bermuda)	1,299
294	Lendlease Group (Australia)	2,541
2,000	New World Development Co., Ltd. (Hong Kong)	9,496
100	Nomura Real Estate Holdings, Inc. (Japan)	1,862
2,000	Sino Land Co., Ltd. (Hong Kong)	2,530
2,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	25,551
500	Swire Pacific, Ltd., Class A (Hong Kong)	2,657
1,600	Swire Properties, Ltd. (Hong Kong)	4,085
73	Swiss Prime Site AG (Switzerland)	6,772
400	Tokyu Fudosan Holdings Corp. (Japan)	1,882
101	Vonovia SE (Germany)	6,173
1,000	Wharf Real Estate Investment Co Ltd. (Hong Kong)	4,801

		1,492,682

	Road & Rail - 0.78%
4,378	Aurizon Holdings, Ltd. (Australia)	14,898
200	Kyushu Railway Co. (Japan)	5,197
4,500	MTR Corp, Ltd. (Hong Kong)	23,403
100	Nippon Express Co., Ltd. (Japan)	5,185
522	Norfolk Southern Corp.	91,647
107	Ryder System, Inc.	4,014

Shares	Security†	Value (Note 1)

	Road & Rail (continued)
1,089	Union Pacific Corp.	$184,117
200	West Japan Railway Co. (Japan)	11,218

		339,679

	Semiconductors & Semiconductor Equipment - 2.20%
617	Analog Devices, Inc.	75,669
1,500	ASM Pacific Technology, Ltd. (Hong Kong)	15,852
615	Broadcom, Inc.	194,100
3,057	Intel Corp.	182,900
540	Maxim Integrated Products, Inc.	32,730
2,147	QUALCOMM, Inc.	195,828
100	Rohm Co., Ltd. (Japan)	6,649
1,492	Texas Instruments, Inc.	189,439
250	Tokyo Electron, Ltd. (Japan)	61,686

		954,853

	Software - 0.16%
1,203	NortonLifeLock, Inc.	23,855
246	SAP SE (Germany)	34,388
200	Trend Micro, Inc. (Japan)	11,177

		69,420

	Specialty Retail - 0.59%
100	ABC-Mart, Inc. (Japan)	5,866
456	Best Buy Co., Inc.	39,795
757	Home Depot, Inc. (The)	189,636
30	Shimamura Co., Ltd. (Japan)	2,032
300	USS Co., Ltd. (Japan)	4,809
157	Williams-Sonoma, Inc.	12,876

		255,014

	Technology Hardware, Storage & Peripherals - 0.48%
400	Brother Industries, Ltd. (Japan)	7,227
1,400	Canon, Inc. (Japan)	27,927
600	FUJIFILM Holdings Corp. (Japan)	25,681
2,875	Hewlett Packard Enterprise Co.	27,974
4,448	HP, Inc.	77,529
510	NetApp, Inc.	22,629
1,000	Ricoh Co., Ltd. (Japan)	7,175
500	Seiko Epson Corp. (Japan)	5,728
480	Xerox Holdings Corp.	7,339

		209,209

	Textiles, Apparel & Luxury Goods - 0.36%
1,277	Cie Financiere Richemont S.A. (Switzerland)	82,367
760	Hanesbrands, Inc.	8,580
168	Pandora A/S (Denmark)	9,175
70	Swatch Group AG (The) (Switzerland)	14,050
93	Swatch Group AG (The) (Switzerland)	3,657
593	VF Corp.	36,138

		153,967

	Thrifts & Mortgage Finance - 0.02%
518	MGIC Investment Corp.	4,242
538	New York Community Bancorp, Inc.	5,488

		9,730

	Tobacco - 1.28%
4,598	Altria Group, Inc.	180,471

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Tobacco (continued)
3,372	British American Tobacco PLC (United Kingdom)	$129,325
1,663	Imperial Brands PLC (United Kingdom)	31,658
1,800	Japan Tobacco, Inc. (Japan)	33,431
2,513	Philip Morris International, Inc.	176,061
79	Swedish Match AB (Sweden)	5,574

		556,520

	Trading Companies & Distributors - 0.54%
1,182	Fastenal Co.	50,637
2,100	ITOCHU Corp. (Japan)	45,439
2,300	Marubeni Corp. (Japan)	10,448
2,000	Mitsubishi Corp. (Japan)	42,263
2,600	Mitsui & Co., Ltd. (Japan)	38,523
89	MSC Industrial Direct Co., Inc., Class A	6,480
1,800	Sumitomo Corp. (Japan)	20,703
300	Toyota Tsusho Corp. (Japan)	7,650
74	Watsco, Inc.	13,150

		235,293

	Transportation Infrastructure -0.64%
2,351,700	Hutchison Port Holdings Trust (Singapore)	226,631
300	Kamigumi Co., Ltd. (Japan)	5,900
4,573	Transurban Group (Australia)	44,846

		277,377

	Water Utilities - 0.05%
349	Severn Trent PLC (United Kingdom)	10,681
998	United Utilities Group PLC (United Kingdom)	11,214

		21,895

	Wireless Telecommunication Services - 0.38%
1,400	KDDI Corp. (Japan)	41,772
1,000	NTT DOCOMO, Inc. (Japan)	26,548
1,300	Softbank Corp. (Japan)	16,570
627	Tele2 AB, B Shares (Sweden)	8,346
327	Telephone & Data Systems, Inc.	6,501
40,462	Vodafone Group PLC (United Kingdom)	64,325

		164,062

	Total Common Stocks (Cost $53,728,222)	42,050,511

Preferred Stocks - 0.04%
	Automobiles - 0.04%
26	Bayerische Motoren Werke AG (Germany)	1,263
62	Porsche Automobil Holding SE (Germany)	3,591
75	Volkswagen AG (Germany)	11,400

		16,254

	Consumer Products - 0.00%
827,257	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)	—

	Total Preferred Stocks (Cost $11,632)	16,254

	Total Investment Portfolio -97.52% (Cost $53,984,015)	42,274,349

Value (Note 1)

Other Assets less Liabilities - 2.48%	$1,073,790

NET ASSETS - 100.00%	$43,348,139

Notes:

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07 - 10/2/17	$-	$-
At June 30, 2020, the restricted security was valued at $0.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Industry	% of Net Assets
Metals & Mining	9.00%
Banks	7.13
Construction Materials	4.50
Automobiles	4.45
Capital Markets	4.12
Equity Real Estate Investment Trusts (REITs)	4.09
Industrial Conglomerates	4.09
Pharmaceuticals	4.06
Energy Equipment & Services	3.81
Paper & Forest Products	3.72
Other Industries	48.55
Other Assets less Liabilities	2.48

Total	100.00%

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at June 30, 2020 (Unaudited)

Country Concentration	% of Net Assets
United States	51.36%
Canada	8.59
Germany	7.05
Hong Kong	4.98
Japan	4.67
United Kingdom	3.84
Ireland	3.39
Italy	2.65
Netherlands	2.56
Switzerland	2.07
Australia	1.23
Denmark	0.97
France	0.81
Singapore	0.74
Bermuda	0.64
Chile	0.57
Spain	0.36
Sweden	0.31
Norway	0.25
Finland	0.14
Belgium	0.10
Portugal	0.08
Israel	0.05
Guernsey	0.04
Puerto Rico	0.04
Luxembourg	0.02
Papua New Guinea	0.01

Total	97.52%

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Statement of Assets and Liabilities

At June 30, 2020 (Unaudited)

Assets:
Investments at value (cost of $53,984,015) (Note 1)	$42,274,349
Cash	993,880
Foreign tax reclaims receivable	90,829
Dividends and interest receivables	53,893
Foreign currency at value (cost of $26,217)	26,051
Receivable for Portfolio shares sold	2,352
Receivable for securities sold	459
Other assets	7,970

Total assets	43,449,783

Liabilities:
Payable for Portfolio shares redeemed	39,123
Payable for auditing and tax fees	32,617
Payable to Adviser (Note 3)	19,600
Payable for transfer agent fees	5,035
Payable for shareholder servicing fees (Note 3)	974
Payable for securities purchased	137
Accrued expenses	4,158

Total liabilities	101,644

Net assets	$43,348,139

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 3,712,656 shares outstanding	$66,270,942
Total distributable earnings	(22,922,803)

Net assets applicable to capital shares outstanding	$43,348,139

Net asset value, offering and redemption price per share	$11.68

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $ 28,285)	$516,541
Interest	9,399
Other income	213

Total investment income	526,153

Expenses:
Investment advisory fees (Note 3)	207,960
Shareholder servicing fees (Note 3)	30,371
Reports to shareholders	26,019
Auditing and tax fees	21,394
Accounting and administration fees	20,790
Custodian fees	18,475
Transfer agent fees	11,358
Trustees’ and officers’ fees and expenses	9,919
Legal fees	2,566
Miscellaneous	4,114

Total expenses	352,966
Less: Fees waived (Note 3)	(52,578)

Net expenses	300,388

Net investment income	225,765

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments	(13,026,662)
Net realized loss on foreign currency transactions	(452)
Net change in unrealized appreciation/(depreciation) on investments	(4,233,920)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	2,274

Net loss on investments and foreign currency transactions	(17,258,760)

Net decrease in net assets resulting from operations	$(17,032,995)

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$225,765	$843,797
Net realized gain/(loss)	(13,027,114)	3,888,410
Net change in unrealized appreciation/(depreciation)	(4,231,646)	2,692,370

Net increase/(decrease) in net assets resulting from operations	(17,032,995)	7,424,577

Dividends and Distributions to Shareholders:
Net investment income and net realized gains	—	(170,342)

Decrease in net assets from dividends and distributions	—	(170,342)

Capital Share Transactions:
Proceeds from sale of shares	1,863,206	2,246,915
Net asset value of shares issued in reinvestment of dividends and distributions	—	170,342
Cost of shares redeemed	(4,123,053)	(8,640,400)

Net decrease in net assets resulting from capital share transactions	(2,259,847)	(6,223,143)

Net increase/(decrease) in net assets	(19,292,842)	1,031,092
Net assets at beginning of period	62,640,981	61,609,889

Net assets at end of period	$43,348,139	$62,640,981

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended June 30, 2020 (Unaudited)		Years Ended December 31,

			2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.20		$14.45	$18.48	$16.41	$14.74	$16.80

Income/(loss) from investment operations:
Net investment income@	0.06		0.21 **	0.15 ‡	0.07 *	0.15 +	0.08
Net gain/(loss) on investment transactions (both realized and unrealized)	(4.58)		1.58	(3.84)	2.15	1.65	(1.58)

Total from investment operations	(4.52)		1.79	(3.69)	2.22	1.80	(1.50)

Less dividends and distributions to shareholders:
Dividends from net investment income	—		(0.04)	(0.34)	(0.15)	(0.13)	(0.56)

Total dividends and distributions	—		(0.04)	(0.34)	(0.15)	(0.13)	(0.56)

Net asset value, end of period	$11.68		$16.20	$14.45	$18.48	$16.41	$14.74

Total return[1]	(27.90%)[2]		12.46%	(20.34%)	13.59%	12.22%	(8.89%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$43,348		$62,641	$61,610	$87,029	$88,670	$95,309
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.53%[3]		1.64%	1.48%	1.42%	1.41%	1.23%
After fee waivers/expense offset arrangement[4]	1.30	%3,#	1.30%#	1.30%#	1.30%#	1.30%#	1.22%
Ratio of net investment income to average net assets	0.98%[3]		1.34%**	0.83%‡	0.38%*	0.99%+	0.49%
Portfolio turnover rate	57%[2]		31%	72%	28%	24%	22%

1

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.30%.

@	Calculated based on the average number of shares outstanding during the period.
**

Investment income per share reflects a special dividend received during the period which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.41%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.16%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.12%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 (the “Act”)) investment series, FFI Strategies Portfolio (formerly, Third Avenue Value Portfolio) (the “Portfolio”). Third Avenue Management LLC (“Third Avenue” or the “Adviser”) provides investment advisory services to the Portfolio.

On February 10, 2020, shareholders approved a new investment sub-advisory agreement among the Trust, on behalf of the Portfolio, the Adviser, and Cadence Capital Management LLC (“Cadence” or the “Sub-Adviser”), the Portfolio’s sub-adviser (the “Sub-Advisory Agreement”), which took effect upon execution of the Sub-Advisory Agreement. Effective March 16, 2020, the Portfolio utilizes a multi-manager, multi-strategy approach whereby the Portfolio’s assets are allocated between the Adviser and the Sub-Adviser in percentages determined at the discretion of the Adviser. Currently, the Adviser allocates approximately 50% of the Portfolio’s assets to the Sub-Adviser. Cadence assumes portfolio sub-advisory responsibility for the portion of the Portfolio allocated to it by Third Avenue (the “Cadence Account”). “FFI” stands for “fundamental and factor investments.” The “fundamental” portion of the Portfolio is advised by Third Avenue using its fundamental research methodology and investment strategy and the “factor” portion of the Portfolio is sub-advised by Cadence using certain quantitative factors and a qualitative analysis to implement its investment strategy.

Third Avenue Management LLC. In managing the portion of the Portfolio’s assets allocated to it (the “Third Avenue Account”), Third Avenue seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Third Avenue Account invests in both domestic and foreign securities.

Cadence Capital Management LLC. The Sub-Adviser in managing the portion of the Portfolio allocated to it (the “Cadence Account”) utilizes its global equity income strategy that attempts to generate a high and growing income stream, competitive total return, and lower overall risk. The Sub-Adviser believes that high dividend companies that are financially sound, with stable cash flows have exhibited better than average returns with lower than average volatility. Cadence uses a systematic, proprietary, rules-based construction methodology to attempt to efficiently capture the excess returns of premium yielding stocks. The strategy attempts to achieve its goal with lower long-term volatility and at a low cost. The Cadence Account also invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2020, the Trust was offered as an investment option by six insurance companies and, accordingly, a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust. As of June 30, 2020, separate accounts of Ameriprise Financial, Inc. and Ameritas Variable Life Insurance Co. held approximately 58% and 36% of the Portfolio’s shares, respectively.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At June 30, 2020, such securities were valued at $0. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

• Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

• Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations — U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2020:

Assets	Total Value at 6/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$348,784	$348,784	$-	$ -
Air Freight & Logistics	737,184	721,982	15,202	-
Airlines	704,901	691,428	13,473	-
Auto Components	133,259	-	133,259	-
Automobiles	1,912,210	-	1,912,210	-
Banks	3,091,208	1,692,614	1,398,594	-
Beverages	516,001	397,426	118,575	-
Biotechnology	572,830	572,830	-	-
Building Products	133,440	97,924	35,516	-
Capital Markets	1,784,476	543,040	1,241,436	-
Chemicals	655,976	380,983	274,993	-
Commercial Services & Supplies	95,576	76,891	18,685	-
Communications Equipment	223,746	209,907	13,839	-
Construction & Engineering	866,511	-	866,511	-
Construction Materials	1,950,492	871,992	1,078,500	-
Consumer Finance	105,941	105,941	-	-
Containers & Packaging	80,222	80,222	-	-
Distributors	27,566	27,566	-	-
Diversified Consumer Services	7,840	7,840	-	-
Diversified Financial Services	31,261	20,438	10,823	-
Diversified Telecommunication Services	555,611	394,917	160,694	-

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Assets	Total Value at 6/30/20		Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (continued)
Electric Utilities	$730,017		$458,120	$271,897	$-
Electrical Equipment	375,174		171,168	204,006	-
Electronic Equipment, Instruments & Components	237,785		55,739	182,046	-
Energy Equipment & Services	1,444,035		600,692	843,343	-
Entertainment	7,313		-	7,313	-
Equity Real Estate Investment Trusts (REITs)	1,774,207		1,675,602	98,605	-
Food & Staples Retailing	331,248		200,510	130,738	-
Food Products	763,688		728,359	35,329	-
Gas Utilities	68,501		21,825	46,676	-
Health Care Equipment & Supplies	177,348		177,348	-	-
Health Care Providers & Services	201,727		195,439	6,288	-
Hotels, Restaurants & Leisure	438,529		418,287	20,242	-
Household Durables	1,503,516		1,430,921	72,595	-
Household Products	479,957		479,957	-	-
Independent Power and Renewable Electricity Producers	19,264		16,045	3,219	-
Industrial Conglomerates	1,772,916		605,188	1,167,728	-
Insurance	1,579,034		1,303,043	275,991	-
IT Services	536,588		395,341	141,247	-
Leisure Products	30,971		28,574	2,397	-
Machinery	543,919		373,957	169,962	-
Marine	24,871		-	24,871	-
Media	282,195		258,417	23,778	-
Metals & Mining	3,901,025		3,418,175	482,850	-
Multiline Retail	129,984		120,290	9,694	-
Multi-Utilities	325,995		248,840	77,155	-
Oil, Gas & Consumable Fuels	1,495,290		1,016,979	478,311	-
Paper & Forest Products	1,612,051		1,586,145	25,906	-
Personal Products	111,681		4,473	107,208	-
Pharmaceuticals	1,759,896		941,925	817,971	-
Professional Services	117,050		59,803	57,247	-
Real Estate Management & Development	1,492,682		595,950	896,732	-
Road & Rail	339,679		279,778	59,901	-
Semiconductors & Semiconductor Equipment	954,853		870,666	84,187	-
Software	69,420		23,855	45,565	-
Specialty Retail	255,014		242,307	12,707	-
Technology Hardware, Storage & Peripherals	209,209		135,471	73,738	-
Textiles, Apparel & Luxury Goods	153,967		44,718	109,249	-
Thrifts & Mortgage Finance	9,730		9,730	-	-
Tobacco	556,520		356,532	199,988	-
Trading Companies & Distributors	235,293		70,267	165,026	-
Transportation Infrastructure	277,377		-	277,377	-
Water Utilities	21,895		-	21,895	-
Wireless Telecommunication Services	164,062		6,501	157,561	-

Total Common Stocks	42,050,511		26,869,662	15,180,849	-
Preferred Stocks:
Automobiles	16,254		-	16,254	-
Consumer Products	-	*	-	-	-	*

Total Preferred Stocks	16,254		-	16,254	-
Corporate Bonds:
Energy Equipment & Services	207,584		-	207,584	-

Total Corporate Bonds	207,584		-	207,584	-

Total Value of Investments	$42,274,349		$26,869,662	$15,404,687	$-

*	Investment fair valued at $0.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP require the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Portfolio had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at 6/30/20
Other (a)	$—*

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Portfolio’s Level 3 investment. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held.

Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Payment-in-kind securities (“PIKs”):

The Portfolio may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivables on the Statement of Assets and Liabilities.

The Portfolio did not receive any in-kind payments with respect to PIK securities for the six months ended June 30, 2020.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years, and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired. The Portfolio’s federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Portfolio or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

2. INVESTMENTS

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$29,373,798	$24,625,844

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of June 30, 2020:

Gross unrealized appreciation	$2,905,455
Gross unrealized depreciation	(14,615,121)

Net unrealized depreciation	$(11,709,666)

Book cost	$53,984,015

3. INVESTMENT ADVISORY SERVICES, SUB-ADVISORY, ADMINISTRATION AND SERVICE FEE AGREEMENTS

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. For the investment sub-advisory services provided by Cadence, the Advisor pays the Sub-Adviser a sub-advisory fee of 0.45% of the average daily net assets of the Cadence Account, which is calculated daily and paid monthly.

Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, and certain miscellaneous expenses.

At June 30, 2020, advisory fees totaling $19,600 were payable to the Adviser, a portion of which the Adviser is to remit to the Sub-Advisor for sub-advisory fees.

Until April 30, 2021 (subject to renewal), whenever the Portfolio’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceed 1.30% of the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the expense limitation. The Adviser has agreed to waive all accrued entitlements for previously waived advisory fees or expenses reimbursed through October 31, 2021.

The corresponding contingent liability to the Adviser for the fiscal period ended December 31, 2018 was $38,574 and is subject to repayment during the period from November 1, 2021 through December 31, 2021.

The corresponding contingent liability to the Adviser for the fiscal period ended December 31, 2019 was $211,437 and is subject to repayment during the period from November 1, 2021 through December 31, 2022.

The corresponding contingent liability to the Adviser for the six-month period ended June 30, 2020 was $52,578 and is subject to repayment during the period from November 1, 2021 through June 30, 2023.

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Portfolio. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2020, such fees amounted to $30,371.

4. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
Shares outstanding at beginning of period	3,866,254	4,264,783

Shares sold	168,179	147,588
Shares issued upon reinvestment of dividends and distributions	—	12,571
Shares redeemed	(321,777)	(558,688)

Net decrease in Portfolio shares	(153,598)	(398,529)

Shares outstanding at end of period	3,712,656	3,866,254

5. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. RISKS RELATING TO CERTAIN INVESTMENTS

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Portfolio.

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

Investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Portfolio may also invest in distressed securities, which the Adviser or Sub-Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Portfolio’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. Other market developments can adversely affect debt securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e. “market making”) activities for certain debt securities, which could have the potential to decrease liquidity and increase volatility in the debt securities markets. During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. If the Portfolio needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. As interest rates are at or near historic lows in the United States and other countries, this risk may be heightened. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. Longer-term securities may be more sensitive to interest rate changes. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not riseas quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Portfolio will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Portfolio redemption requests, including requests from participating insurance companies who may own a significant percentage of the Portfolio’s shares, which may be triggered by, among other things, market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses.

Counterparty risk:

The Portfolio is exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss to the Portfolio could exceed the value of the financial assets recorded in the Portfolio’s financial statements. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Portfolio’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolio and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolio.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Portfolio and any additional required collateral is delivered to/pledged by the Portfolio on the next business day. Typically, a Portfolio and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. The Portfolio attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Cash concentration risk:

The Portfolio’s cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Portfolio’s cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balancesinexcess of insured amounts.

7. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulation, which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Portfolio. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (_REITs_), and other book to tax adjustments.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to mark-to-market treatment of passive foreign investment companies, wash sales, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to net unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2020 and held for the six months ended June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the contract or separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses During the Period* January 1, 2020 to June 30, 2020	Annualized Expense Ratio
Actual	$1,000	$721.00	$5.56	1.30%
Hypothetical	$1,000	$1,018.40	$6.52	1.30%

* Expenses (net of fee waivers and expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.

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BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

David C. Lebisky — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

	Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:
www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date   August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date     August 27, 2020

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date     August 27, 2020

* Print the name and title of each signing officer under his or her signature.